Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016	Dec. 29, 2018	Aug. 31, 2016	Oct. 03, 2015
Schedule of Equity Method Investments [Line Items]
Excess book value of equity method investments representing intangible assets and goodwill	$ 500
Revenue from Related Parties	800	$ 500	$ 500
Securities classified as available-for-sale	38	36
Non-publicly traded cost-method investments	$ 93	$ 79
A&E
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	50.00%			50.00%
CTV Specialty Television, Inc.
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	30.00%
Hulu LLC
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	30.00%			30.00%	30.00%	33.00%
Seven TV
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	20.00%
Vice Media
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	21.00%
Villages Nature
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	50.00%